Events After the Balance Sheet Date	6 Months Ended
Jun. 30, 2019
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Events After the Balance Sheet Date

29. EVENTS AFTER THE BALANCE SHEET DATE

There have been no significant events between 30 June 2019 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.